OTHER COMMITMENTS AND CONTINGENCIES (Details) £ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($) lease	Jun. 30, 2019 GBP (£)	Dec. 31, 2018 USD ($)
Loss Contingencies [Line Items]
Book value of vessels secured against long-term loans and capital lease	$ 1,496,071,000		$ 1,517,297,000
Net investment in leased vessel	$ 115,226,000
Leases subject to tax lease | lease	1
Accrued gain (loss) on terminated contracts	$ 1,500,000
Foreign Tax Authority | Indonesia | NR Satu Related Claim
Loss Contingencies [Line Items]
Estimate of possible loss	24,000,000.0
Minimum
Loss Contingencies [Line Items]
Estimate of possible loss	0
Maximum
Loss Contingencies [Line Items]
Estimate of possible loss	30,000,000	£ 23.0
Leased Vessel
Loss Contingencies [Line Items]
Net investment in leased vessel	$ 115,200,000